Expense Example - PLUS Korea Manufacturing Core Alliance Index ETF - PLUS Korea Manufacturing Core Alliance Index ETF	Apr. 27, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 66
Expense Example, with Redemption, 3 Years	$ 208